CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	¥ 1,482,599	¥ 1,499,025	¥ 1,169,348
Cost of revenue	(983,175)	(1,026,903)	(804,674)
Gross profit	499,424	472,122	364,674
Other income, net	72,776	25,100	3,689
Selling expenses	(26,899)	(25,003)	(24,539)
Administrative expenses	(77,536)	(72,661)	(63,374)
Operating profit	467,765	399,558	280,450
Gain on disposal of affiliated entities	0	0	5,349
Finance income	25,120	24,935	11,391
Finance costs	(4,363)
Net finance income	20,757	24,935	11,391
Profit before tax	488,522	424,493	297,190
Income tax expenses	(121,924)	(108,713)	(66,288)
Net Profit	366,598	315,780	230,902
Profit attributable to:
Net profit/(loss) attributable to non-controlling interests	(4,234)	22,359	8,314
Net profit attributable to Hailiang Education Group Inc. (the "Company")'s shareholders	370,832	293,421	222,588
Net Profit	¥ 366,598	¥ 315,780	¥ 230,902
Earnings per share
Basic and diluted earnings per share	¥ 0.90	¥ 0.71	¥ 0.54
Net Profit	¥ 366,598	¥ 315,780	¥ 230,902
Items that will not be reclassified to profit or loss
Exchange differences on translation of financial statements of the Company	2,966	4,086	(3,016)
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translation of financial statements of foreign operations other than the Company	(640)	(776)	474
Other comprehensive (loss)/income, net of nil income tax	2,326	3,310	(2,542)
Total comprehensive income	368,924	319,090	228,360
Total comprehensive income attributable to:
Total comprehensive income/(loss) attributable to non-controlling interests	(4,234)	22,359	8,314
Total comprehensive income attributable to the Company's shareholders	373,158	296,731	220,046
Total comprehensive income	¥ 368,924	¥ 319,090	¥ 228,360